Cash flow statement - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 78,110	£ 91,388	[1]	£ 76,420	[1]
Less: mandatory reserve deposits	(1,930)	(2,111)		(2,178)
Bank balances at central banks other than mandatory reserve deposits	76,180	89,277		74,242
Loans and advances to banks	19,048	14,418		10,533
Less amounts with a maturity of three months or more	(6,390)	(7,866)		(5,581)
Loans and advances to banks current	12,658	6,552		4,952
Total cash and cash equivalents	£ 88,838	£ 95,829	[2],[3]	£ 79,194	[2],[3]	£ 78,145

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.